Condensed Consolidating Financial Information - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2018	May 09, 2018	May 03, 2018
Principal amount of debt issued		$ 715,000,000
Senior Notes
Debt Instrument, Issuer	The payment obligations of which are fully and unconditionally guaranteed by certain 100-percent-owned subsidiaries of Apergy.
6.375% Senior Notes Due May 2026 | Senior Notes
Principal amount of debt issued			$ 300,000,000